UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 92.8%
	Shares	Value
CONSUMER DISCRETIONARY — 11.3%
ANN INC*	316,474	$10,234,769
Black Diamond*	458,800	4,886,220
Bob Evans Farms	264,100	13,271,025
Children’s Place Retail Stores*	244,600	12,883,082
Crocs*	669,800	10,281,430
Finish Line, Cl A	468,600	12,019,590
Group 1 Automotive	230,900	14,114,917
Hillenbrand	464,900	12,584,843
Insight Enterprises*	420,900	8,880,990
Jos A Bank Clothiers*	141,050	7,929,831
Matthews International, Cl A	239,400	10,179,288
MDC Holdings	352,700	10,894,903
Men’s Wearhouse	247,800	11,904,312
Regis	850,529	10,487,023

		150,552,223

CONSUMER STAPLES — 0.7%
Snyders-Lance	362,300	9,677,033

ENERGY — 5.0%
Bonanza Creek Energy*	301,600	12,278,136
C&J Energy Services*	94,914	2,219,089
Carrizo Oil & Gas*	130,100	5,347,110
EPL Oil & Gas*	539,501	14,496,392
Key Energy Services*	1,814,400	13,226,976
Natural Gas Services Group*	152,947	4,420,168
SAExploration Holdings*	475,395	3,960,041
Unit*	227,700	11,378,169

		67,326,081

FINANCIAL SERVICES — 21.2%
Ameris Bancorp*	847,304	17,344,313
Bank of Kentucky Financial	98,200	3,528,326
Berkshire Hills Bancorp	206,300	5,046,098
Boston Private Financial Holdings	837,000	10,286,730

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — (continued)
Brandywine Realty Trust†	461,730	$6,579,652
Bryn Mawr Bank	388,274	10,821,196
Campus Crest Communities†	1,032,100	9,113,443
CubeSmart†	537,400	8,856,352
CVB Financial	228,848	3,414,412
DuPont Fabros Technology†	541,800	14,081,382
Enterprise Financial Services	587,780	10,944,464
Excel Trust†	833,100	9,505,671
Financial Institutions	169,000	3,528,720
First Financial Holdings	77,700	4,782,435
First of Long Island	151,900	6,010,683
Flushing Financial	510,600	10,487,724
FNB	1,062,500	12,580,000
Fortegra Financial*	392,800	2,894,936
Hancock Holding	222,300	7,691,580
Hanmi Financial	353,862	7,632,803
Hanover Insurance Group	131,900	7,324,407
Heritage Financial	636,847	10,845,505
HFF, Cl A	236,918	7,008,034
Jack Henry & Associates	137,266	7,656,698
Kite Realty Group Trust†	1,518,150	9,792,068
Lexington Realty Trust†	533,541	5,767,578
Navigators Group*	115,800	6,905,154
Parkway Properties†	207,900	3,688,146
Pebblebrook Hotel Trust†	368,900	11,114,957
ProAssurance	157,200	7,303,512
Prosperity Bancshares	224,900	14,069,744
Selective Insurance Group	165,700	3,897,264
Susquehanna Bancshares	486,804	5,272,087
Trico Bancshares	277,100	6,860,996
United Financial Bancorp	570,960	10,123,121
Univest Corp of Pennsylvania	6,287	118,070

		282,878,261

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 6.3%
Bio-Rad Laboratories, Cl A*	103,700	$13,182,344
Charles River Laboratories International*	207,500	11,729,975
CONMED	314,600	13,197,470
Hanger Orthopedic Group*	479,417	16,209,089
Hill-Rom Holdings	284,800	10,329,696
Owens & Minor	135,600	4,697,184
WellCare Health Plans*	224,100	14,591,151

		83,936,909

INDUSTRIALS — 4.3%
Altra Holdings	521,900	16,366,784
McDermott International*	1,134,300	9,460,062
MYR Group*	470,100	11,785,407
SP Plus*	533,902	13,486,364
TAL International Group	152,100	6,544,863

		57,643,480

INFORMATION TECHNOLOGY — 2.7%
Electro Scientific Industries	1,060,550	11,496,362
NETGEAR*	383,100	12,224,721
WEX*	147,100	12,115,156

		35,836,239

MATERIALS — 0.4%
Innospec	108,552	4,650,367

MATERIALS & PROCESSING — 13.4%
ABM Industries	432,400	11,527,784
Aptargroup	200,100	12,766,380
Belden CDT	239,600	15,504,516
Brady, Cl A	458,900	12,555,504
Carpenter Technology	275,400	16,003,494
HB Fuller	322,266	15,011,151
Innophos Holdings	352,800	16,465,176
Koppers Holdings	208,000	8,216,000
Kraton Performance Polymers*	407,604	10,194,176
OM Group*	394,400	12,754,896

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — (continued)
OMNOVA Solutions*	1,390,100	$12,566,504
Rogers*	206,300	12,522,410
United Stationers	363,703	15,068,215
US Silica Holdings	277,115	8,208,146

		179,364,352

PRODUCER DURABLES — 16.5%
Actuant, Cl A	450,200	15,405,844
Albany International, Cl A	376,600	13,019,062
Briggs & Stratton	553,300	11,658,031
CBIZ*	1,205,300	10,365,580
Celadon Group	483,900	10,055,442
Compass Diversified Holdings (B)	698,329	12,535,006
ESCO Technologies	450,722	15,730,198
Esterline Technologies*	120,158	12,370,266
Granite Construction	357,193	11,890,955
Heartland Express	404,200	8,512,452
II-VI*	761,900	11,634,213
Kaman	171,800	6,658,968
Littelfuse	138,700	12,413,650
Methode Electronics	464,778	15,644,427
Moog, Cl A*	122,608	7,363,836
Orbital Sciences*	684,015	16,724,167
Regal-Beloit	183,400	13,588,106
Triumph Group	203,600	13,930,312

		219,500,515

TECHNOLOGY — 9.8%
ATMI*	617,521	17,092,982
Coherent*	194,835	13,022,771
Emulex*	1,248,300	9,187,488
FormFactor*	895,000	5,763,800
GSI Group*	989,700	10,678,863
Harmonic*	1,308,395	8,583,071
Integrated Device Technology*	1,896,800	18,304,120

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — (continued)
IXYS	1,044,203	$13,250,936
Jabil Circuit	328,700	5,906,739
ON Semiconductor*	666,120	5,568,763
Oplink Communications*	643,632	10,896,690
Plantronics	283,400	12,166,362

		130,422,585

UTILITIES — 1.2%
IDACORP	314,700	16,594,131

TOTAL COMMON STOCK

(Cost $918,009,834)		1,238,382,176

CASH EQUIVALENT — 1.0%
Dreyfus Treasury Prime Cash Management, 0.000%, (A) (Cost $13,608,149)	13,608,149	13,608,149

TOTAL INVESTMENTS — 93.8%

(Cost $931,617,983)‡		$1,251,990,325

Percentages are based on Net Assets of $1,334,301,317.
(A)	The rate shown is the 7-day effective yield as of January 31, 2014.
(B)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2014 was $12,535,006 or 0.9% of Net Assets.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	At January 31, 2014, the tax basis cost of the Portfolio’s investments was $931,617,983, and the unrealized appreciation and depreciation were $353,982,696 and $(33,610,354), respectively.

Cl — Class

As of January 31, 2014, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014